NOTE PAYABLE (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2015	Jun. 30, 2014
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%	8.00%		8.00%
Debt Conversion, Converted Instrument, Amount			$ 130	$ 2,712
Debt Instrument, Payment Terms		The Notes Payable can be prepaid at any time equal to 110% of the principal and guaranteed interest.
February Note [Member]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt Instrument, Face Amount					$ 2,850
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	24.00%
Dominion Capital, LLC. [Member] | February Note [Member]
Debt Conversion, Converted Instrument, Shares Issued		8,333
Debt Conversion, Converted Instrument, Amount		$ 102